GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 910,538	$ (2,455,753)	$ (2,387,451)	$ (1,764,071)	$ (836,035)	$ (4,843,204)	$ (2,600,106)	$ (8,238,808)
Working Capital Deficit	29,077,591	43,597,623				43,597,623
Net Income (Loss) Attributable to Parent	$ (910,538)	$ 2,455,753	$ 2,387,451	$ 1,764,071	$ 836,035	$ 4,843,204	$ 2,600,106	$ 8,238,808